Debt (Schedule Of Maturities Of Debt And Capital Lease Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Debt [Abstract]
2012	$ 800,861
2013	731,267
2014	739,025
2015	1,093,315
2016	909,666
Thereafter	1,837,031
Total maturities of debt and capital lease obligations	$ 6,111,165	[1]	$ 6,566,163

[1]	As of December 31, 2011, we remain in compliance with the respective financial covenants across the Company's various debt obligations.